Loans - Schedule of Bank Loans (Parentheticals) (Details)	Dec. 31, 2024
March 17, 2023 to March 16, 2024 [Member] | Bank of Jiangsu [Member]
Schedule of Bank Loans [Line Items]
Interest rate	3.70%
March 19, 2024 to March 18, 2026 [Member] | Bank of Jiangsu [Member]
Schedule of Bank Loans [Line Items]
Interest rate	3.60%
July 28, 2023 to July 27, 2024 [Member] | Bank of Ningbo [Member]
Schedule of Bank Loans [Line Items]
Interest rate	3.45%
April 29, 2024 to April 28, 2025 [Member] | Bank of Ningbo [Member]
Schedule of Bank Loans [Line Items]
Interest rate	3.70%
December 26, 2024 to December 25, 2025 [Member] | Bank of Ningbo [Member]
Schedule of Bank Loans [Line Items]
Interest rate	2.00%
June 27, 2024 to June 27, 2025 [Member] | Bank of Communications [Member]
Schedule of Bank Loans [Line Items]
Interest rate	2.98%
June 28, 2024 to June 28, 2025 [Member] | Bank of Communications [Member]
Schedule of Bank Loans [Line Items]
Interest rate	2.98%
October 11, 2024 to October 11, 2025 [Member] | Bank of Communications [Member]
Schedule of Bank Loans [Line Items]
Interest rate	2.98%
August 3, 2023 to June 2, 2024 [Member] | Bank of China [Member]
Schedule of Bank Loans [Line Items]
Interest rate	3.30%
August 11, 2023 to June 10, 2024 [Member] | Bank of China [Member]
Schedule of Bank Loans [Line Items]
Interest rate	3.30%
November 27, 2023 to June 20, 2024 [Member] | Bank of China [Member]
Schedule of Bank Loans [Line Items]
Interest rate	3.05%
May 30, 2024 to May 20, 2025 [Member] | Bank of China [Member]
Schedule of Bank Loans [Line Items]
Interest rate	2.54167%
December 30, 2024 to March 31, 2025 [Member] | The Kumamoto Bank [Member]
Schedule of Bank Loans [Line Items]
Interest rate	1.20%
November 29, 2024 to January 29, 2025 [Member] | The Higo Bank Ltd [Member]
Schedule of Bank Loans [Line Items]
Interest rate	1.86%